UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7878

DREYFUS LIFETIME PORTFOLIOS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	6/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Growth Portfolio
June 30, 2006 (Unaudited)

Common Stocks--70.8%	Shares	Value ($)

Consumer Cyclical--5.1%
Bed Bath & Beyond	5,300 a	175,801
Coach	7,900 a	236,210
Costco Wholesale	5,100	291,363
Genuine Parts	4,800	199,968
Kohl's	5,300 a	313,336
Lowe's Cos.	4,100	248,747
McDonald's	11,200	376,320
Nike, Cl. B	3,700	299,700
Nordstrom	7,500	273,750
Yum! Brands	5,600	281,512
		2,696,707
Consumer Staples--5.7%
Coca-Cola	14,900	640,998
Kimberly-Clark	8,900	549,130
Kraft Foods, Cl. A	9,700	299,730
Newell Rubbermaid	7,400	191,142
PepsiCo	9,100	546,364
Reynolds American	4,800	553,440
Supervalu	6,500	199,550
		2,980,354
Financial--16.6%
American International Group	5,500	324,775
Axis Capital Holdings	6,800	194,548
Bank of America	19,900	957,190
Bear Stearns Cos.	2,000	280,160
Capital One Financial	2,100	179,445
Citigroup	12,900	622,296
Comerica	4,500	233,955
CompuCredit	6,400 a	246,016
Deutsche Bank	3,300	371,250
General Electric	43,000	1,417,280
Goldman Sachs Group	2,800	421,204
Hartford Financial Services Group	4,100	346,860
Host Hotels & Resorts	8,700	190,269
HRPT Properties Trust	16,400	189,584
Janus Capital Group	20,900	374,110
JPMorgan Chase & Co.	8,200	344,400
Keycorp	8,600	306,848
Lehman Brothers Holdings	4,600	299,690
MetLife	7,200	368,712
New Century Financial	2,500	114,375
Platinum Underwriters Holdings	6,200	173,476
Synovus Financial	14,700	393,666
T Rowe Price Group	4,800	181,488
UnumProvident	12,600	228,438
		8,760,035
Health Care--9.2%
Abbott Laboratories	7,900	344,519
Aetna	7,100	283,503
AmerisourceBergen	7,500	314,400
Amgen	7,300 a	476,179
Becton, Dickinson & Co.	6,200	379,006
CIGNA	1,900	187,169
HCA	4,200	181,230
Johnson & Johnson	12,300	737,016
McKesson	5,900	278,952
Merck & Co.	19,400	706,742
Pfizer	23,100	542,157
Quest Diagnostics	5,000	299,600
Universal Health Services, Cl. B	2,400	120,624
		4,851,097
Industrial--5.1%
Black & Decker	1,500	126,690
Burlington Northern Santa Fe	1,900	150,575
General Dynamics	6,800	445,128
Lockheed Martin	4,000	286,960
Parker Hannifin	2,800	217,280
Raytheon	9,000	401,130

United Parcel Service, Cl. B	6,300	518,679
United Technologies	8,500	539,070
		2,685,512
Information/Data--5.0%
Accenture, Cl. A	10,700	303,024
Equifax	6,200	212,908
Google, Cl. A	700 a	293,531
McGraw-Hill Cos.	7,300	366,679
Moody's	5,600	304,976
News, Cl. A	13,700	262,766
Time Warner	27,100	468,830
VeriSign	11,200 a	259,504
Viacom, Cl. B	5,100 a	182,784
		2,655,002
Materials--2.5%
3M	6,300	508,851
Nucor	8,400	455,700
Rohm & Haas	7,500	375,900
		1,340,451
Oil & Gas Producers--7.2%
Chevron	10,800	670,248
ConocoPhillips	8,900	583,217
Exxon Mobil	21,300	1,306,755
Helix Energy Solutions Group	4,800 a	193,728
Nabors Industries	5,600 a	189,224
Occidental Petroleum	4,600	471,730
Valero Energy	5,600	372,512
		3,787,414
Technology--9.4%
Apple Computer	1,800 a	102,816
Autodesk	5,600	192,976
Cisco Systems	30,800 a	601,524
Hewlett-Packard	15,800	500,544
Intel	29,700	562,815
International Business Machines	6,600	507,012
Lam Research	4,200 a	195,804
Microsoft	34,600	806,180
Motorola	14,500	292,175
National Semiconductor	8,300	197,955
Nokia, ADR	11,300	228,938
Oracle	20,400 a	295,596
QLogic	9,200 a	158,608
Texas Instruments	11,000	333,190
		4,976,133
Telecommunications--2.5%
AT & T	24,800	691,672
Deutsche Telekom, ADR	9,500	152,380
Leap Wireless International	3,400 a	161,330
Qwest Communications International	38,700 a	313,083
		1,318,465
Utilities--2.5%
Duke Energy	8,900	261,393
Mirant	9,000 a	241,200
NRG Energy	5,100 a	245,718
OGE Energy	5,300	185,659
Pinnacle West Capital	8,900	355,199
		1,289,169
Total Common Stocks
(cost $34,307,950)		37,340,339

	Principal
Short-Term Investments--3.6%	Amount ($)	Value ($)

U.S. Treasury Bills
4.56%, 7/13/06	175,000	174,797
4.57%, 7/20/06	1,650,000 b	1,646,634
4.90%, 9/28/06	100,000	98,842
Total Short-Term Investments
(cost $1,919,543)		1,920,273

Other Investment--24.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $12,963,000)	12,963,000 c	12,963,000

Total Investments (cost $49,190,493)	99.0%	52,223,612

Cash and Receivables (Net)	1.0%	510,662
Net Assets	100.0%	52,734,274

ADR - American Depository Receipts
a Non-income producing security.
b Partially held by a broker as collateral for open financial futures positions.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES June 30, 2006 (Unaudited)
		Market Value		Unrealized
		Covered		Appreciation
	Contracts	by Contracts ($)	Expiration	at 6/30/2006 ($)

Financial Futures Long
CAC 40	3	191,601	September 2006	13,736
DJ EURO STOXX 50	48	2,248,175	September 2006	159,466
FTSE 100	20	2,152,804	September 2006	120,114
Hang Seng	2	210,084	July 2006	6,039
Russell 2000	24	8,778,000	September 2006	118,080
SPI ASX 200 Index	5	471,996	September 2006	30,011
TOPIX	12	1,666,434	September 2006	24,637
				472,083

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Growth & Income Portfolio
June 30, 2006 (Unaudited)

Common Stocks--46.4%	Shares	Value ($)

Consumer Cyclical--3.4%
Aeropostale	100 a	2,889
AutoZone	400 a	35,280
Bed Bath & Beyond	6,300 a	208,971
Coach	9,600 a	287,040
Costco Wholesale	6,100	348,493
Genuine Parts	5,800	241,628
Kohl's	6,700 a	396,104
Lowe's Cos.	5,000	303,350
McDonald's	13,700	460,320
Nike, Cl. B	4,500	364,500
Nordstrom	9,200	335,800
Yum! Brands	6,800	341,836
		3,326,211
Consumer Staples--3.6%
Coca-Cola	18,200	782,964
Kimberly-Clark	10,800	666,360
Kraft Foods, Cl. A	11,900	367,710
Newell Rubbermaid	9,000	232,470
PepsiCo	11,100	666,444
Reynolds American	5,500	634,150
Supervalu	8,000	245,600
		3,595,698
Energy--4.7%
Chevron	13,000	806,780
ConocoPhillips	10,800	707,724
Exxon Mobil	25,900	1,588,965
Helix Energy Solutions Group	5,800 a	234,088
Nabors Industries	6,900 a	233,151
Occidental Petroleum	5,600	574,280
Valero Energy	6,600	439,032
		4,584,020
Financial--11.1%
American Express	3,300	175,626
American International Group	6,600	389,730
Axis Capital Holdings	8,200	234,602
Bank of America	24,100	1,159,210
Bear Stearns Cos.	2,400	336,192
Capital One Financial	2,600	222,170
Citigroup	15,700	757,368
Comerica	5,600	291,144
CompuCredit	8,000 a	307,520
Deutsche Bank	4,200	472,500
General Electric	52,500	1,730,400
Goldman Sachs Group	3,300	496,419
Hartford Financial Services Group	5,100	431,460
Host Hotels & Resorts	10,700	234,009
HRPT Properties Trust	20,000	231,200
Janus Capital Group	26,400	472,560
JPMorgan Chase & Co.	9,900	415,800
Keycorp	10,300	367,504
Lehman Brothers Holdings	5,700	371,355
MetLife	8,900	455,769
New Century Financial	3,100	141,825
Platinum Underwriters Holdings	7,500	209,850
Synovus Financial	18,500	495,430
T Rowe Price Group	6,000	226,860
UnumProvident	15,300	277,389
		10,903,892
Health Care--6.0%
Abbott Laboratories	9,500	414,295
Aetna	8,600	343,398
AmerisourceBergen	9,000	377,280
Amgen	8,900 a	580,547
Becton, Dickinson & Co.	7,600	464,588
CIGNA	2,300	226,573
HCA	5,100	220,065
Johnson & Johnson	14,900	892,808
McKesson	7,200	340,416

Merck & Co.	23,600	859,748
Pfizer	28,000	657,160
Quest Diagnostics	6,000	359,520
Universal Health Services, Cl. B	3,000	150,780
		5,887,178
Industrial--3.3%
Black & Decker	1,800	152,028
Burlington Northern Santa Fe	2,100	166,425
General Dynamics	8,000	523,680
Lockheed Martin	5,000	358,700
Parker Hannifin	3,400	263,840
Raytheon	11,000	490,270
United Parcel Service, Cl. B	7,800	642,174
United Technologies	10,300	653,226
		3,250,343
Information/Data--3.3%
Accenture, Cl. A	12,900	365,328
Equifax	7,600	260,984
Google, Cl. A	900 a	377,397
McGraw-Hill Cos.	8,800	442,024
Moody's	6,700	364,882
News, Cl. A	16,700	320,306
Time Warner	32,900	569,170
VeriSign	14,200 a	329,014
Viacom, Cl. B	6,150 a	220,416
		3,249,521
Materials--1.7%
3M	7,700	621,929
Nucor	10,200	553,350
Rohm & Haas	9,500	476,140
		1,651,419
Technology--6.1%
Apple Computer	2,100 a	119,952
Autodesk	6,700	230,882
Cisco Systems	37,500 a	732,375
Hewlett-Packard	19,100	605,088
Intel	36,100	684,095
International Business Machines	8,000	614,560
Lam Research	5,200 a	242,424
Microsoft	42,000	978,600
Motorola	17,800	358,670
National Semiconductor	10,100	240,885
Nokia, ADR	13,800	279,588
Oracle	24,700 a	357,903
QLogic	11,100 a	191,364
Texas Instruments	13,300	402,857
		6,039,243
Telecommunications--.6%
Leap Wireless International	4,300 a	204,035
Qwest Communications International	48,900 a	395,601
		599,636
Utilities--2.6%
AT & T	30,200	842,278
Deutsche Telekom, ADR	11,600	186,064
Duke Energy	10,700	314,259
Mirant	11,000 a	294,800
NRG Energy	6,100 a	293,898
OGE Energy	6,500	227,695
Pinnacle West Capital	11,200	446,992
		2,605,986
Total Common Stocks
(cost $42,014,978)		45,693,147

	Coupon	Maturity	Principal
Bonds and Notes--36.5%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.3%
Boeing,
Notes	5.13	2/15/13	130,000	125,593
Raytheon,
Sr. Notes	5.50	11/15/12	105,000	102,999
United Technologies,
Notes	7.13	11/15/10	40,000	42,239
				270,831
Auto Manufacturing--.1%
DaimlerChrysler NA Holding,
Gtd. Notes	6.50	11/15/13	125,000	125,113
Automotive, Trucks & Parts--.0%
Johnson Controls,
Sr. Notes	5.50	1/15/16	50,000	47,527
Banking--2.2%
Bank of America,
Sub. Notes	7.80	2/15/10	150,000	160,299
Bank of Tokyo-Mitsubishi UFJ/New
York, NY, Sub. Notes	7.40	6/15/11	80,000	84,989
Bank One,
Sub. Notes	5.90	11/15/11	400,000	401,787
BB & T,
Sub. Notes	4.75	10/1/12	150,000	142,026
Deutsche Bank Financial,
Notes	5.38	3/2/15	45,000	43,290
Fleet National Bank,
Sub. Notes	5.75	1/15/09	235,000	235,505
Landesbank Baden-Wuerttemberg NY,
Sub. Notes	5.05	12/30/15	65,000	62,281
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes, Ser. 5	3.25	6/16/08	250,000	240,030
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	110,000	102,960
Royal Bank of Scotland,
Sub. Notes	6.38	2/1/11	100,000	102,536
Suntrust Bank,
Sub. Notes	6.38	4/1/11	40,000	40,994
US Bank NA,
Sub. Notes	6.38	8/1/11	110,000	113,328
Wachovia Bank NA/Charlotte,
Sub. Notes	7.80	8/18/10	95,000	101,764
Washington Mutual,
Sub. Notes	4.63	4/1/14	80,000	72,388
Wells Fargo & Co.,
Notes	3.13	4/1/09	205,000	192,203
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	25,000	25,701
				2,122,081
Building & Construction--.2%
Centex,
Sr. Notes	5.13	10/1/13	150,000	137,254
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	47,417
				184,671
Chemicals--.2%
E I Du Pont de Nemours & Co.,
Notes	4.75	11/15/12	55,000	51,815
Potash Corp. of Saskatchewan,
Unscd. Notes	7.75	5/31/11	125,000	134,789
				186,604
Commercial & Professional Services--.0%
PHH,
Sr. Unscd. Notes	7.13	3/1/13	35,000	35,477
Consumer Products--.1%
Clorox,
Sr. Notes	5.00	1/15/15	15,000 b	14,072
Procter & Gamble,
Sr. Notes	4.95	8/15/14	85,000	80,974
				95,046
Diversified Financial Services--2.8%
Bear Stearns Cos.,
Unscd. Notes	5.30	10/30/15	55,000	52,134
Capital One Bank,

Notes	4.25	12/1/08	165,000	159,689
CIT Group,
Sr. Notes	5.13	9/30/14	90,000	84,514
CIT Group,
Sr. Notes	7.75	4/2/12	35,000	37,985
Citigroup,
Sub. Notes	5.00	9/15/14	150,000	140,626
Credit Suisse USA,
Notes	4.70	6/1/09	275,000	267,880
General Electric Capital,
Notes, Ser. A	3.13	4/1/09	90,000 b	84,350
General Electric Capital,
Notes	3.50	5/1/08	380,000	366,428
General Electric Capital,
Notes, Ser. A	4.75	9/15/14	55,000	51,476
Goldman Sachs Group,
Notes	5.13	1/15/15	35,000 b	32,776
Goldman Sachs Group,
Bonds	5.15	1/15/14	65,000	61,701
HSBC Finance,
Notes	5.50	1/19/16	65,000 b	62,016
HSBC Finance,
Notes	8.00	7/15/10	250,000	269,732
John Deere Capital,
Notes	7.00	3/15/12	80,000	84,558
Lehman Brothers Holdings,
Notes, Ser. G	4.80	3/13/14	150,000 b	138,896
MBNA,
Bonds	5.00	6/15/15	85,000 b	79,881
Merrill Lynch & Co.,
Notes	5.45	7/15/14	120,000	116,028
Merrill Lynch & Co.,
Notes	6.00	2/17/09	100,000	100,724
Morgan Stanley,
Notes	5.30	3/1/13	130,000	125,917
Morgan Stanley,
Sr. Notes	6.60	4/1/12	100,000	103,929
Pemex Finance,
Notes	9.03	2/15/11	171,000	181,428
SLM,
Notes, Ser. A	5.00	10/1/13	135,000	127,415
				2,730,083
Diversified Metals & Mining--.1%
Alcan,
Notes	5.00	6/1/15	40,000	37,022
Alcoa,
Notes	7.38	8/1/10	85,000	89,928
				126,950
Electric Utilities--.8%
Cincinnati Gas & Electric,
Notes	5.70	9/15/12	85,000	83,414
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. E	7.20	9/15/14	105,000	110,490
Exelon,
Notes	4.90	6/15/15	45,000	41,162
Midamerican Energy Holdings,
Sr. Notes	3.50	5/15/08	75,000	71,988
Niagara Mohawk Power,
Sr. Notes, Ser. G	7.75	10/1/08	175,000	182,201
PPL Electric Utilities,
Scd. Bonds	6.25	8/15/09	100,000	101,380
Public Service of Colorado,
First Mortgage, Ser. 12	4.88	3/1/13	100,000	95,137
San Diego Gas & Electric,
1st Mortgage, Ser. CCC	5.30	11/15/15	40,000	38,334
Wisconsin Energy,
Sr. Notes	6.50	4/1/11	50,000	51,249
				775,355
Food & Beverages--.4%
Anheuser-Busch Cos.,
Bonds	5.00	1/15/15	140,000	132,053
Coca-Cola Enterprises,
Debs.	8.50	2/1/12	35,000	39,637
ConAgra Foods,
Notes	6.75	9/15/11	145,000	149,624

Sara Lee,
Notes	6.25	9/15/11	85,000	84,776
				406,090
Foreign Government--1.6%
Asian Development Bank,
Notes	4.25	10/20/14	60,000	55,411
European Investment Bank,
Sr. Notes	4.00	3/3/10	350,000	334,636
Inter-American Development Bank,
Bonds	5.75	2/26/08	250,000	251,296
International Bank for
Reconstruction & Development,
Bonds	5.00	4/1/16	75,000	72,547
Province of Ontario,
Notes	4.50	2/3/15	55,000 b	51,228
Province of Ontario,
Sr. Unsub. Notes	5.50	10/1/08	200,000	200,077
Province of Quebec,
Unscd. Notes	4.88	5/5/14	85,000	81,109
Republic of Chile,
Bonds	5.50	1/15/13	125,000	122,500
Republic of Italy,
Unsub. Notes	5.63	6/15/12	200,000	200,903
United Mexican States,
Notes	6.63	3/3/15	110,000	111,650
United Mexican States,
Notes	9.88	2/1/10	35,000	39,463
				1,520,820
Health Care--.3%
Bristol-Myers Squibb,
Notes	5.75	10/1/11	70,000	69,891
Cardinal Health,
Bonds	4.00	6/15/15	60,000 b	51,245
UnitedHealth Group,
Sr. Unscd. Notes	4.88	3/15/15	60,000	55,150
WellPoint,
Bonds	6.80	8/1/12	30,000	31,274
Wyeth,
Unsub. Notes	5.50	2/1/14	70,000	67,740
				275,300
Insurance--.0%
American General Finance,
Notes, Ser. I	5.40	12/1/15	40,000	38,012
Machinery--.0%
Black & Decker,
Notes	4.75	11/1/14	50,000	45,052
Manufacturing--.1%
General Electric,
Notes	5.00	2/1/13	110,000	105,507
Media--.6%
CBS,
Gtd. Notes	7.70	7/30/10	30,000	31,942
Clear Channel Communications,
Sr. Notes	4.63	1/15/08	350,000	342,891
Comcast Cable Communications
Holdings, Sr. Notes	6.75	1/30/11	170,000	175,599
COX Communications,
Notes	5.45	12/15/14	45,000	41,675
				592,107
Oil & Gas--.8%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	140,000	143,999
ChevronTexaco Capital,
Gtd. Notes	3.38	2/15/08	310,000	299,764
ConocoPhillips,
Notes	8.75	5/25/10	75,000	82,957
Kinder Morgan Energy Partners,
Notes	7.13	3/15/12	170,000	176,206
Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	60,000	62,070
Sempra Energy,
Notes	7.95	3/1/10	25,000	26,646
XTO Energy,
Sr. Unscd. Notes	5.65	4/1/16	35,000	33,249
				824,891

Paper & Forest Products--.1%
International Paper,
Sr. Notes	6.75	9/1/11	100,000	103,436
Property-Casualty Insurance--.5%
Allstate,
Sr. Notes	7.20	12/1/09	65,000	68,074
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	60,000	56,014
MetLife,
Sr. Notes	6.13	12/1/11	100,000	101,832
Principal Life Income Funding
Trusts, Gtd. Notes	5.10	4/15/14	75,000	71,799
Prudential Financial,
Notes, Ser. C	4.75	6/13/15	55,000	50,358
Safeco,
Sr. Notes	4.88	2/1/10	150,000	145,715
St. Paul Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	40,000	37,849
				531,641
Real Estate Investment Trusts--.4%
Boston Properties,
Sr. Notes	5.00	6/1/15	120,000	110,276
EOP Operating,
Sr. Notes	6.75	2/15/08	150,000	152,147
ERP Operating,
Notes	6.63	3/15/12	30,000	31,086
Simon Property Group,
Unsub. Notes	5.75	12/1/15	35,000	33,929
Simon Property Group,
Unsub. Notes	6.38	11/15/07	100,000	100,449
				427,887
Retail--.4%
CVS,
Notes	4.88	9/15/14	85,000 b	77,817
Federated Department Stores,
Sr. Notes	6.63	4/1/11	55,000	56,540
Home Depot,
Sr. Notes	5.40	3/1/16	50,000	48,017
Kohl's,
Unsub. Notes	6.30	3/1/11	20,000	20,389
Lowe's Cos.,
Notes	5.00	10/15/15	25,000	23,548
Wal-Mart Stores,
Sr. Notes	6.88	8/10/09	130,000	134,716
				361,027
Technology--.3%
Hewlett-Packard,
Notes	3.63	3/15/08	150,000	145,122
International Business Machines,
Notes	4.25	9/15/09	105,000	101,193
				246,315
Telecommunications--1.2%
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	60,000	57,719
Deutsche Telekom International
Finance, Gtd. Notes	3.88	7/22/08	360,000	348,111
Motorola,
Notes	7.63	11/15/10	87,000	93,253
New Cingular Wireless Services,
Sr. Notes	7.88	3/1/11	35,000	37,736
Sprint Capital,
Notes	8.38	3/15/12	105,000	116,147
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	120,000	111,101
Telefonica Emisiones,
Gtd. Notes	6.42	6/20/16	40,000	39,990
Verizon Global Funding,
Notes	7.25	12/1/10	165,000	172,961
Verizon Virginia,
Debs., Ser. A	4.63	3/15/13	140,000	125,968
Vodafone Group,
Unscd. Notes	5.38	1/30/15	85,000	79,563
				1,182,549
Transportation--.1%
Norfolk Southern,

Sr. Notes	8.63	5/15/10	100,000	109,784
Union Pacific,
Notes	6.50	4/15/12	25,000	25,783
				135,567
U.S. Government Agencies--8.1%
Federal Farm Credit Bank,
Bonds	4.13	4/15/09	220,000	212,798
Federal Home Loan Bank System,
Bonds	3.63	6/20/07	105,000	103,166
Federal Home Loan Bank System,
Bonds, Ser. 411	2.75	3/14/08	250,000	239,137
Federal Home Loan Bank System,
Bonds, Ser. 439	3.63	11/14/08	385,000	369,820
Federal Home Loan Bank System,
Bonds, Ser. VB15	5.00	12/21/15	80,000	76,994
Federal Home Loan Bank System,
Bonds, Ser. 467	5.25	6/18/14	235,000	231,614
Federal Home Loan Bank System,
Bonds, Ser. 665	5.38	7/17/09	195,000	194,848
Federal Home Loan Bank System,
Bonds, Ser. 312	5.75	5/15/12	160,000	162,421
Federal Home Loan Bank System,
Sr. Notes, Ser. 100	5.80	9/2/08	310,000	311,505
Federal Home Loan Mortgage Corp.,
Notes	3.50	9/15/07	540,000	528,004
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	195,000	185,668
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	335,000	308,940
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	200,000	188,111
Federal Home Loan Mortgage Corp.,
Notes	5.13	4/18/08	205,000	203,834
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	170,000	166,966
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	300,000	301,851
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	320,000	322,662
Federal Home Loan Mortgage Corp.,
Notes	6.63	9/15/09	220,000	227,685
Federal Home Loan Mortgage Corp.,
Notes	7.00	3/15/10	240,000	252,307
Federal Home Loan Mortgage Corp.,
Sub. Notes	5.88	3/21/11	65,000	65,586
Federal National Mortgage
Association, Notes	4.25	7/15/07	490,000	483,907
Federal National Mortgage
Association, Notes	4.63	10/15/13	210,000	199,294
Federal National Mortgage
Association, Notes	5.25	1/15/09	265,000	263,908
Federal National Mortgage
Association, Notes	5.75	2/15/08	350,000	351,487
Federal National Mortgage
Association, Notes	6.00	5/15/08	350,000	353,329
Federal National Mortgage
Association, Notes	6.00	5/15/11	185,000	189,185
Federal National Mortgage
Association, Notes	6.13	3/15/12	200,000	206,301
Federal National Mortgage
Association, Notes	6.63	11/15/10	290,000	303,030
Federal National Mortgage
Association, Notes	7.25	1/15/10	620,000	655,700
Federal National Mortgage
Association, Sub. Notes	4.00	9/2/08	195,000	188,912
				7,848,970
U.S. Government Securities--14.8%
U.S. Treasury Bonds	4.38	11/15/08	540,000 b	530,930
U.S. Treasury Bonds	11.25	2/15/15	125,000 b	177,568
U.S. Treasury Bonds	12.00	8/15/13	335,000	380,788
U.S. Treasury Notes	2.63	5/15/08	725,000 b	692,513
U.S. Treasury Notes	2.75	8/15/07	195,000 b	189,775
U.S. Treasury Notes	3.00	11/15/07	675,000 b	655,567
U.S. Treasury Notes	3.00	2/15/08	200,000 b	193,305
U.S. Treasury Notes	3.50	11/15/09	200,000 b	190,164

U.S. Treasury Notes	3.50	2/15/10	450,000 b	426,340
U.S. Treasury Notes	3.63	6/15/10	380,000 b	360,331
U.S. Treasury Notes	3.63	5/15/13	195,000 b	178,433
U.S. Treasury Notes	3.75	5/15/08	630,000 b	614,275
U.S. Treasury Notes	3.88	5/15/09	425,000 b	410,972
U.S. Treasury Notes	3.88	5/15/10	340,000	325,482
U.S. Treasury Notes	3.88	2/15/13	320,000 b	297,975
U.S. Treasury Notes	4.00	6/15/09	390,000 b	378,132
U.S. Treasury Notes	4.00	3/15/10	380,000 b	366,032
U.S. Treasury Notes	4.00	4/15/10	285,000 b	274,313
U.S. Treasury Notes	4.00	11/15/12	335,000 b	314,977
U.S. Treasury Notes	4.00	2/15/15	450,000 b	414,809
U.S. Treasury Notes	4.13	5/15/15	415,000 b	385,477
U.S. Treasury Notes	4.25	8/15/13	160,000 b	151,850
U.S. Treasury Notes	4.25	8/15/14	365,000 b	343,856
U.S. Treasury Notes	4.25	11/15/14	100,000 b	94,078
U.S. Treasury Notes	4.25	8/15/15	185,000 b	173,156
U.S. Treasury Notes	4.38	8/15/12	220,000 b	211,699
U.S. Treasury Notes	4.50	11/15/10	95,000	92,825
U.S. Treasury Notes	4.50	11/15/15	175,000 b	166,742
U.S. Treasury Notes	4.50	2/15/16	230,000 b	218,895
U.S. Treasury Notes	4.75	11/15/08	570,000 b	565,075
U.S. Treasury Notes	4.75	5/15/14	140,000 b	136,615
U.S. Treasury Notes	4.88	5/31/08	200,000	198,945
U.S. Treasury Notes	4.88	2/15/12	405,000 b	400,695
U.S. Treasury Notes	5.00	2/15/11	455,000 b	454,022
U.S. Treasury Notes	5.00	8/15/11	680,000 b	678,164
U.S. Treasury Notes	5.50	2/15/08	680,000 b	683,767
U.S. Treasury Notes	5.75	8/15/10	335,000 b	343,335
U.S. Treasury Notes	6.00	8/15/09	1,030,000 b	1,056,028
U.S. Treasury Notes	6.13	8/15/07	815,000 b	822,604
				14,550,509
Total Bonds and Notes
(cost $37,511,128)				35,895,418

Short-Term Investment--1.5%

U.S. Treasury Bills;
4.57%, 7/20/06
(cost $1,496,382)			1,500,000 c	1,496,940

Other Investment--14.7%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,446,000)			14,446,000 d	14,446,000

Investment of Cash Collateral
for Securities Loaned--14.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $14,367,769)			14,367,769 d	14,367,769

Total Investments (cost $109,836,257)			113.7%	111,899,274
Liabilities, Less Cash and Receivables			(13.7%)	(13,464,596)
Net Assets			100.0%	98,434,678

ADR - American Depository Receipts
a Non-income producing security.
b All or a portion of these securities are on loan. At June 30, 2006, the total market value of the portfolio's securities on loan is $13,958,448 and the total market value of the collateral held by the portfolio is $14,367,769.
c Partially held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
June 30, 2006 (Unaudited)

Growth & Income Portfolio
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2006 ($)

Financial Futures Long
CAC 40	4	255,467	September 2006	18,315
DJ EURO STOXX 50	41	1,920,316	September 2006	136,226
FTSE 100	16	1,722,243	September 2006	96,091
Hang Seng	2	210,084	July 2006	6,039
Russell 2000	33	12,069,750	September 2006	162,360
SPI ASX 200 Index	5	471,996	September 2006	30,011
Standard & Poor's 500	3	959,550	September 2006	6,347
TOPIX	10	1,388,695	September 2006	20,531
				475,920

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Income Portfolio
June 30, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--67.8%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.5%
General Dynamics,
Sr. Notes	5.38	8/15/15	95,000	92,397
Raytheon,
Sr. Notes	6.75	8/15/07	225,000	227,245
United Technologies,
Notes	7.13	11/15/10	150,000	158,398
				478,040
Auto Manufacturing--.3%
DaimlerChrysler NA Holding,
Gtd. Notes	7.30	1/15/12	110,000	114,598
DaimlerChrysler NA Holding,
Gtd. Notes	8.00	6/15/10	150,000	159,382
				273,980
Banking--3.6%
Bank of America,
Bonds	5.13	11/15/14	75,000 a	71,409
Bank of America,
Sub. Notes	7.80	2/15/10	250,000	267,166
Bank of New York,
Sr. Notes	5.20	7/1/07	275,000	273,582
Bank One,
Sub. Notes	5.90	11/15/11	240,000	241,072
Bayerische Landesbank/New York,
Sub. Notes	5.88	12/1/08	100,000	100,557
BB&T,
Sub. Notes	4.75	10/1/12	170,000	160,962
Deutsche Bank Financial,
Notes	5.38	3/2/15	95,000	91,391
FleetBoston Financial,
Sub. Notes	7.38	12/1/09	135,000	142,234
HSBC Holdings,
Sub. Notes	5.25	12/12/12	70,000	67,701
HSBC Holdings,
Sub. Notes	7.50	7/15/09	100,000	104,980
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Bonds	4.13	10/15/14	125,000 a	114,821
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Notes	3.25	3/30/09	195,000	184,467
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Notes	5.13	3/14/16	90,000 a	87,523
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	100,000	93,600
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	160,000	164,057
Sanwa Finance Aruba,
Bank Gtd. Notes	8.35	7/15/09	100,000	106,891
SMBC International Finance,
Gtd. Notes	8.50	6/15/09	150,000	160,191
US Bank NA,
Sub. Notes	5.70	12/15/08	300,000 a	300,833
Wachovia,
Sub. Notes	5.25	8/1/14	130,000	124,189
Washington Mutual,
Sr. Unscd. Notes	4.00	1/15/09	245,000	235,423
Washington Mutual,
Sub. Notes	4.63	4/1/14	110,000	99,533
Wells Fargo & Co.,
Notes	3.13	4/1/09	245,000	229,707
Wells Fargo Bank NA,
Sub. Notes	4.75	2/9/15	130,000	120,231
				3,542,520

Building & Construction--.3%
Centex,
Sr. Notes	5.13	10/1/13	100,000	91,502
CRH America,
Gtd. Notes	5.30	10/15/13	130,000	123,285
Pulte Homes,
Sr. Unscd. Notes	5.20	2/15/15	100,000	89,327
				304,114
Chemicals--.3%
Dow Chemical,
Notes	6.13	2/1/11	115,000	116,499
Monsanto,
Sr. Notes	7.38	8/15/12	125,000	134,016
				250,515
Consumer Products--.2%
Procter & Gamble,
Notes	4.30	8/15/08	160,000	156,281
Diversified Financial Services--5.7%
American Express Credit,
Notes	3.00	5/16/08	200,000	190,896
American General Finance,
Notes, Ser. I	5.40	12/1/15	90,000 a	85,528
AXA Financial,
Sr. Notes	7.75	8/1/10	75,000	79,882
Bear Stearns Cos.,
Notes	5.70	11/15/14	120,000	117,437
Capital One Bank,
Sr. Notes	5.13	2/15/14	130,000	122,425
CIT Group,
Sr. Notes	5.13	9/30/14	125,000	117,380
Citigroup,
Sr. Notes	5.30	1/7/16	120,000	114,507
Citigroup,
Sr. Unscd. Notes	6.00	2/21/12	200,000	202,406
Citigroup,
Sub. Notes	5.00	9/15/14	150,000	140,626
Credit Suisse USA,
Notes	5.13	1/15/14	245,000 a	232,560
General Electric Capital,
Notes, Ser. A	4.75	9/15/14	125,000	116,990
General Electric Capital,
Notes, Ser. A	7.38	1/19/10	110,000	115,674
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	65,000 a	61,125
General Electric Capital,
Sub. Notes	8.13	5/15/12	230,000	256,713
Goldman Sachs Group,
Bonds	6.88	1/15/11	170,000	176,815
Goldman Sachs Group,
Notes	6.60	1/15/12	275,000	284,143
HSBC Finance,
Notes	5.00	6/30/15	100,000 a	92,445
HSBC Finance,
Notes	8.00	7/15/10	260,000	280,521
International Lease Finance,
Sr. Notes	5.00	4/15/10	190,000	184,672
John Deere Capital,
Notes	7.00	3/15/12	175,000	184,972
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	80,000	74,806
JPMorgan Chase & Co.,
Sub. Notes	6.75	2/1/11	220,000	228,889
Lehman Brothers Holdings,
Notes	6.63	1/18/12	250,000	259,113
MBNA,
Bonds	5.00	6/15/15	70,000	65,784
Merrill Lynch & Co.,
Notes	6.00	2/17/09	250,000	251,809
Merrill Lynch & Co.,
Notes, Ser. C	5.00	1/15/15	120,000	111,890
Morgan Stanley,
Sr. Notes	6.60	4/1/12	200,000	207,859
Morgan Stanley,
Unsub. Bonds	6.75	4/15/11	205,000	213,052
National Rural Utilities

Cooperative Finance, Coll.
Trust	4.75	3/1/14	75,000	69,858
Pemex Finance,
Notes,	9.03	2/15/11	95,000	100,793
SLM,
Notes	3.63	3/17/08	375,000	361,993
SLM,
Notes, Ser. A	5.00	10/1/13	90,000	84,943
UBS Paine Webber Group,
Gtd. Notes	7.63	12/1/09	205,000	216,360
Unilever Capital,
Gtd. Notes	7.13	11/1/10	150,000	157,639
				5,562,505
Diversified Metals & Mining--.3%
Alcan,
Notes	4.50	5/15/13	100,000	91,700
BHP Billiton Finance USA,
Gtd. Notes	5.25	12/15/15	110,000	104,510
Falconbridge,
Notes	6.00	10/15/15	100,000	95,382
				291,592
Electric Utilities--1.6%
Cincinnati Gas & Electric,
Notes	5.70	9/15/12	100,000	98,134
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	70,000	64,458
Duke Energy,
Sr. Notes	5.63	11/30/12	75,000	74,207
Exelon Generation,
Notes	5.35	1/15/14	120,000	114,812
Georgia Power,
Sr. Notes, Ser. J	4.88	7/15/07	300,000	297,629
Hydro Quebec,
Govt. Gtd. Notes, Ser. JL	6.30	5/11/11	160,000	164,785
Jersey Central Power & Light,
First Mortgage Notes	5.63	5/1/16	60,000	57,723
Midamerican Energy Holdings,
Sr. Notes	3.50	5/15/08	125,000	119,980
Oncor Electric Delivery,
Scd. Notes	6.38	1/15/15	140,000	140,553
PPL Electric Utilities,
Sr. Secured Bonds	6.25	8/15/09	200,000	202,761
Progress Energy,
Sr. Notes	7.10	3/1/11	80,000	83,535
Virginia Electric and Power,
Sr. Notes, Ser. A	4.75	3/1/13	75,000	69,665
Wisconsin Energy,
Sr. Notes	6.50	4/1/11	50,000	51,249
				1,539,491
Food & Beverages--.7%
Coca-Cola,
Notes	5.75	3/15/11	100,000	100,541
ConAgra Foods,
Notes	7.88	9/15/10	100,000	107,093
Coors Brewing,
Gtd. Notes	6.38	5/15/12	85,000	86,605
Diageo Capital,
Gtd. Notes	7.25	11/1/09	185,000	193,353
General Mills,
Unscd. Notes	6.00	2/15/12	80,000	80,566
Safeway,
Sr. Unscd. Notes	5.80	8/15/12	75,000	73,338
Sara Lee,
Notes	6.25	9/15/11	50,000	49,868
				691,364
Foreign Government--3.2%
Asian Development Bank,
Notes	4.25	10/20/14	100,000	92,352
Canadian Government,
Bonds	5.25	11/5/08	100,000	100,155
European Investment Bank,
Bonds	4.63	10/20/15	70,000	65,809
European Investment Bank,
Notes	3.38	3/16/09	450,000	428,208
Export-Import Bank of Korea,

Notes	5.13	3/16/15	95,000	89,185
Hellenic Republic,
Notes	6.95	3/4/08	150,000	153,450
Inter-American Development Bank,
Bonds	5.75	2/26/08	270,000	271,399
Inter-American Development Bank,
Notes	4.38	9/20/12	160,000	151,685
International Bank for
Reconstruction & Development,
Notes	3.63	5/21/13	115,000	103,831
Province of Ontario,
Notes	4.50	2/3/15	70,000 a	65,199
Province of Ontario,
Sr. Unsub. Notes	5.50	10/1/08	250,000	250,096
Republic of Chile,
Notes	6.88	4/28/09	175,000	180,057
Republic of Italy,
Unsub. Notes	5.63	6/15/12	385,000	386,739
Republic of Korea,
Unsub. Notes	8.88	4/15/08	200,000 a	211,575
Swedish Export Credit,
Unsub. Notes	4.00	6/15/10	200,000	190,029
United Mexican States,
Notes	9.88	2/1/10	250,000	281,875
United Mexican States,
Notes, Ser. A	5.88	1/15/14	130,000 a	126,425
				3,148,069
Health Care--.9%
Abbott Laboratories,
Unsub. Notes	4.35	3/15/14	165,000	150,415
Baxter International,
Notes	4.63	3/15/15	150,000	135,185
Boston Scientific,
Bonds	6.25	11/15/15	95,000	91,321
Bristol-Myers Squibb,
Notes	5.75	10/1/11	170,000	169,736
Quest Diagnostics,
Gtd. Notes	5.45	11/1/15	75,000	71,234
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	75,000	70,258
WellPoint,
Unscd. Bonds	5.25	1/15/16	115,000	107,975
Wyeth,
Notes	5.50	2/15/16	65,000	62,168
				858,292

Lodging & Entertainment--.1%
Harrah's Operating,
Bonds	5.63	6/1/15	100,000	92,650
Manufacturing--.2%
General Electric,
Notes	5.00	2/1/13	200,000	191,831
Media--1.1%
Clear Channel Communications,
Sr. Notes	4.40	5/15/11	175,000	158,765
Comcast Cable Communications
Holdings, Notes	6.20	11/15/08	250,000	252,612
COX Communications,
Notes	5.45	12/15/14	125,000	115,765
Gannett,
Unscd. Notes	6.38	4/1/12	60,000	60,789
Time Warner Cos.,
Notes	8.18	8/15/07	110,000	112,882
Time Warner Entertainment,
Sr. Notes	8.88	10/1/12	145,000	163,239
Walt Disney,
Notes	6.38	3/1/12	165,000	169,515
				1,033,567
Oil & Gas--1.4%
ChevronTexaco Capital,
Gtd. Notes	3.50	9/17/07	300,000	292,756
ConocoPhillips,
Notes	8.75	5/25/10	135,000	149,322
Enterprise Products Operating,
Sr. Notes, Ser. B	5.60	10/15/14	105,000	99,560
KeySpan,
Notes	7.63	11/15/10	100,000	106,121
Kinder Morgan Energy Partners,
Notes	7.13	3/15/12	175,000	181,389
PC Financial Partnership,
Notes	5.00	11/15/14	110,000	102,323
Pemex Project Funding Master
Trust, Gtd. Notes	8.00	11/15/11	230,000 b	243,685
Sempra Energy,
Sr. Unscd. Notes	6.00	2/1/13	50,000	49,826
XTO Energy,
Sr. Unscd. Notes	4.90	2/1/14	160,000	147,151
				1,372,133
Paper & Forest Products--.2%
International Paper,
Sr. Notes	6.75	9/1/11	150,000	155,154
Property-Casualty Insurance--.7%
Allstate,
Notes	5.00	8/15/14	60,000	56,119
American International Group,
Notes	5.05	10/1/15	70,000 c	65,421
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	60,000	56,014
ING Groep,
Bonds	5.78	12/29/49	100,000 a,b	95,060
Marsh & McLennan Cos.,
Bonds	3.63	2/15/08	175,000	168,859
Marsh & McLennan Cos.,
Notes	5.38	7/15/14	120,000	111,907
MetLife,
Sr. Notes	6.13	12/1/11	150,000	152,749
				706,129
Real Estate Investment Trusts--1.0%
Brookfield Asset Management,
Notes	7.13	6/15/12	100,000	105,477
EOP Operating,
Gtd. Notes	4.75	3/15/14	110,000 a	99,927
EOP Operating,
Sr. Notes	6.75	2/15/08	150,000	152,147
ERP Operating,
Notes	6.63	3/15/12	110,000	113,984
iStar Financial,
Sr. Unscd. Notes, Ser. 1	5.88	3/15/16	75,000	72,046
Prologis,
Sr. Notes	5.63	11/15/15	110,000 c	105,220
Simon Property Group,

Unsub. Notes	6.38	11/15/07	325,000	326,458
				975,259
Retail--.8%
Autozone,
Sr. Notes	5.50	11/15/15	100,000	90,359
Federated Department Stores,
Sr. Notes	6.63	4/1/11	50,000	51,400
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	90,000	86,432
Nordstrom,
Sr. Notes	5.63	1/15/09	200,000	199,146
Target,
Notes	5.88	3/1/12	100,000	101,155
Wal-Mart Stores,
Notes	3.38	10/1/08	175,000	167,124
Wal-Mart Stores,
Sr. Notes	6.88	8/10/09	100,000	103,627
				799,243
Technology--.4%
Electronic Data Systems,
Sr. Notes, Ser. B	6.50	8/1/13	115,000	113,608
First Data,
Notes	4.85	10/1/14	120,000 a	111,751
International Business Machines,
Notes	4.75	11/29/12	160,000	151,828
				377,187
Telecommunications--1.7%
AT & T,
Notes	5.10	9/15/14	195,000	181,200
British Telecommunications,
Notes	8.38	12/15/10	60,000	65,934
Deutsche Telekom International
Finance, Gtd. Bonds	8.00	6/15/10	200,000 b	214,895
Embarq,
Notes	7.08	6/1/16	75,000	74,719
New Cingular Wireless Services,
Sr. Notes	7.88	3/1/11	135,000	145,553
Sprint Capital,
Notes	8.38	3/15/12	215,000	237,824
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	125,000	112,091
Telefonica Emisiones,
Gtd. Notes	6.42	6/20/16	70,000	69,982
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	145,000	153,960
Verizon Communications,
Notes	5.55	2/15/16	90,000	84,541
Verizon Global Funding,
Notes	7.25	12/1/10	200,000	209,650
Vodafone Group,
Sr. Notes	7.75	2/15/10	135,000	142,797
				1,693,146
Transportation--.2%
Union Pacific,
Notes	6.50	4/15/12	150,000	154,697
U.S. Government Agencies--14.3%
Federal Farm Credit Bank,
Bonds	2.63	9/17/07	360,000	348,304
Federal Farm Credit Bank,
Bonds	3.75	1/15/09	275,000	264,354
Federal Home Loan Bank System,
Bonds	3.63	6/20/07	130,000	127,729
Federal Home Loan Bank System,
Bonds	3.75	8/18/09	460,000	439,025
Federal Home Loan Bank System,
Bonds	4.38	3/17/10	315,000	304,201
Federal Home Loan Bank System,
Bonds, Ser. 312	5.75	5/15/12	255,000	258,858
Federal Home Loan Bank System,
Bonds, Ser. 421	3.88	6/14/13	100,000	90,802
Federal Home Loan Bank System,
Bonds, Ser. 439	3.63	11/14/08	335,000	321,792
Federal Home Loan Bank System,
Bonds, Ser. 467	5.25	6/18/14	95,000	93,631
Federal Home Loan Bank System,

Bonds, Ser. 501	3.63	1/15/08	560,000	544,972
Federal Home Loan Bank System,
Bonds, Ser. 567	4.38	9/17/10	270,000	259,402
Federal Home Loan Bank System,
Bonds, Ser. 580	4.13	10/19/07	770,000	757,015
Federal Home Loan Bank System,
Bonds, Ser. VB15	5.00	12/21/15	130,000	125,115
Federal Home Loan Bank System,
Sr. Notes, Ser. 100	5.80	9/2/08	500,000	502,427
Federal Home Loan Mortgage Corp.,
Notes	3.50	9/15/07	360,000	352,003
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	240,000	228,514
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	310,000	285,885
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	190,000	178,706
Federal Home Loan Mortgage Corp.,
Notes	4.88	2/17/09	190,000	187,614
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	200,000	192,735
Federal Home Loan Mortgage Corp.,
Notes	5.00	7/15/14	215,000	208,688
Federal Home Loan Mortgage Corp.,
Notes	5.13	4/18/08	400,000	397,725
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	200,000	196,430
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	285,000	286,758
Federal Home Loan Mortgage Corp.,
Notes	5.75	4/15/08	375,000	376,805
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	925,000	932,696
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	90,000	91,165
Federal Home Loan Mortgage Corp.,
Notes	6.00	6/15/11	300,000	306,744
Federal Home Loan Mortgage Corp.,
Notes	6.88	9/15/10	300,000	315,627
Federal Home Loan Mortgage Corp.,
Notes	7.00	3/15/10	150,000	157,692
Federal Home Loan Mortgage Corp.,
Sub. Notes	5.88	3/21/11	100,000	100,901
Federal National Mortgage
Association, Notes	4.13	4/15/14	150,000	137,277
Federal National Mortgage
Association, Notes	4.38	10/15/15	160,000	147,921
Federal National Mortgage
Association, Notes	4.63	10/15/13	245,000	232,510
Federal National Mortgage
Association, Notes	4.63	10/15/14	125,000	117,990
Federal National Mortgage
Association, Notes	5.00	3/15/16	175,000	168,343
Federal National Mortgage
Association, Notes	5.25	1/15/09	520,000	517,858
Federal National Mortgage
Association, Notes	5.38	11/15/11	95,000	94,671
Federal National Mortgage
Association, Notes	5.50	3/15/11	220,000	220,349
Federal National Mortgage
Association, Notes	5.75	2/15/08	1,025,000	1,029,355
Federal National Mortgage
Association, Notes	6.00	5/15/08	275,000	277,617
Federal National Mortgage
Association, Notes	6.00	5/15/11	400,000	409,048
Federal National Mortgage
Association, Notes	6.38	6/15/09	295,000	302,535
Federal National Mortgage
Association, Notes	6.63	9/15/09	205,000	212,091
Federal National Mortgage
Association, Notes	6.63	11/15/10	105,000	109,718
Federal National Mortgage
Association, Notes	7.25	1/15/10	580,000	613,397
Federal National Mortgage
Association, Sub. Notes	4.00	9/2/08	150,000	145,317

Federal National Mortgage
Association, Sub. Notes	6.25	2/1/11	160,000	164,031
14,134,343

U.S. Government Securities--28.1%
U.S. Treasury Bonds	10.38	11/15/12	155,000	165,473
U.S. Treasury Bonds	12.00	8/15/13	175,000	198,919
U.S. Treasury Bonds	12.50	8/15/14	130,000 a	157,436
U.S. Treasury Notes	2.63	5/15/08	845,000 a	807,136
U.S. Treasury Notes	2.75	8/15/07	170,000 a	165,445
U.S. Treasury Notes	3.00	11/15/07	1,905,000 a	1,850,155
U.S. Treasury Notes	3.00	2/15/08	515,000 a	497,760
U.S. Treasury Notes	3.13	4/15/09	65,000 a	61,674
U.S. Treasury Notes	3.25	1/15/09	925,000 a	884,171
U.S. Treasury Notes	3.38	2/15/08	375,000 a	364,600
U.S. Treasury Notes	3.38	10/15/09	170,000 a	161,208
U.S. Treasury Notes	3.50	11/15/09	655,000 a	622,787
U.S. Treasury Notes	3.50	2/15/10	210,000 a	198,959
U.S. Treasury Notes	3.63	7/15/09	600,000 a	575,130
U.S. Treasury Notes	3.63	1/15/10	600,000 a	571,452
U.S. Treasury Notes	3.63	5/15/13	195,000 a	178,433
U.S. Treasury Notes	3.75	5/15/08	1,455,000 a	1,418,683
U.S. Treasury Notes	3.88	7/31/07	1,640,000 a	1,616,810
U.S. Treasury Notes	3.88	5/15/10	680,000	650,964
U.S. Treasury Notes	3.88	2/15/13	545,000 a	507,489
U.S. Treasury Notes	4.00	6/15/09	795,000 a	770,808
U.S. Treasury Notes	4.00	3/15/10	155,000 a	149,303
U.S. Treasury Notes	4.00	4/15/10	350,000 a	336,875
U.S. Treasury Notes	4.00	11/15/12	50,000 a	47,011
U.S. Treasury Notes	4.00	2/15/14	620,000 a	576,164
U.S. Treasury Notes	4.00	2/15/15	555,000 a	511,597
U.S. Treasury Notes	4.13	8/15/10	630,000 a	607,604
U.S. Treasury Notes	4.13	5/15/15	400,000 a	371,544
U.S. Treasury Notes	4.25	11/30/07	925,000 a	913,077
U.S. Treasury Notes	4.25	8/15/13	690,000 a	654,853
U.S. Treasury Notes	4.25	11/15/13	500,000 a	473,320
U.S. Treasury Notes	4.25	8/15/14	655,000 a	617,056
U.S. Treasury Notes	4.25	11/15/14	440,000 a	413,944
U.S. Treasury Notes	4.25	8/15/15	250,000 a	233,994
U.S. Treasury Notes	4.38	8/15/12	290,000 a	279,055
U.S. Treasury Notes	4.50	11/15/15	445,000 a	424,000
U.S. Treasury Notes	4.50	2/15/16	330,000 a	314,067
U.S. Treasury Notes	4.75	11/15/08	1,500,000 a	1,487,040
U.S. Treasury Notes	4.75	5/15/14	445,000 a	434,240
U.S. Treasury Notes	4.88	2/15/12	560,000 a	554,047
U.S. Treasury Notes	5.00	2/15/11	165,000 a	164,645
U.S. Treasury Notes	5.00	8/15/11	965,000 a	962,395
U.S. Treasury Notes	5.13	5/15/16	600,000 a	599,485
U.S. Treasury Notes	5.50	2/15/08	590,000 a	593,269
U.S. Treasury Notes	5.63	5/15/08	775,000 a	781,355
U.S. Treasury Notes	5.75	8/15/10	660,000 a	676,421
U.S. Treasury Notes	6.00	8/15/09	795,000 a	815,090
U.S. Treasury Notes	6.13	8/15/07	630,000 a	635,878
U.S. Treasury Notes	6.50	2/15/10	595,000 a	621,840
				27,674,661
Total Bonds and Notes
(cost $69,235,567)				66,456,763

Short-Term Investments--6.7%

U.S. Treasury Bills:
4.00%, 7/27/06			400,000	398,828
4.56%, 7/13/06			425,000	424,507
4.57%, 7/20/06			1,625,000 d	1,621,685
4.76%, 9/21/06			3,700,000	3,660,743
4.83%, 9/28/06			500,000	494,210
Total Short-Term Investments
(cost $6,598,192)				6,599,973

Other Investment--24.6%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $24,170,000)			24,170,000 e	24,170,000

Investment of Cash Collateral
for Securities Loaned--28.8%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund

(cost $28,279,425)	28,279,425 e	28,279,425

Total Investments (cost $128,283,184)	127.9%	125,506,161
Liabilities, Less Cash and Receivables	(27.9%)	(27,382,473)
Net Assets	100.0%	98,123,688

a All or a portion of these securities are on loan. At June 30, 2006, the total market value of the portfolio's securities on loan is $27,485,247 and the total market value of the collateral held by the portfolio is $28,279,425.
b Variable rate security--interest rate subject to periodic change.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $170,641 or .2% of net assets.
d Partially held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES June 30, 2006 (Unaudited)
		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2006 ($)

Financial Futures Long
Standard & Poor's 500	67	21,429,950	September 2006	87,515

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits. (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIFETIME PORTFOLIOS, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	August 17, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	August 17, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)